UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23293

 NAME OF REGISTRANT:                     Cushing Mutual Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8117 Preston Road
                                         Suite 440
                                         Dallas, TX 75225

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Cushing Asset Management
                                         LP
                                         8117 Preston Road
                                         Suite 440
                                         Dallas, TX 75225

 REGISTRANT'S TELEPHONE NUMBER:          214-692-6334

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


Cushing MLP Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 CHENIERE ENERGY, INC.                                                                       Agenda Number:  934797094
--------------------------------------------------------------------------------------------------------------------------
        Security:  16411R208
    Meeting Type:  Annual
    Meeting Date:  17-May-2018
          Ticker:  LNG
            ISIN:  US16411R2085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director: G. Andrea Botta                     Mgmt          For                            For

1B     Election of Director: Jack A. Fusco                       Mgmt          For                            For

1C     Election of Director: Vicky A. Bailey                     Mgmt          For                            For

1D     Election of Director: Nuno Brandolini                     Mgmt          For                            For

1E     Election of Director: David I. Foley                      Mgmt          For                            For

1F     Election of Director: David B. Kilpatrick                 Mgmt          For                            For

1G     Election of Director: Andrew Langham                      Mgmt          For                            For

1H     Election of Director: Courtney R. Mather                  Mgmt          For                            For

1I     Election of Director: Donald F. Robillard,                Mgmt          For                            For
       Jr

1J     Election of Director: Neal A. Shear                       Mgmt          For                            For

1K     Election of Director: Heather R. Zichal                   Mgmt          For                            For

2.     Approve, on an advisory and non-binding                   Mgmt          For                            For
       basis, the compensation of the Company's
       named executive officers for 2017.

3.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for 2018.




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE INC.                                                                               Agenda Number:  934764829
--------------------------------------------------------------------------------------------------------------------------
        Security:  29250N105
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  ENB
            ISIN:  CA29250N1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       PAMELA L. CARTER                                          Mgmt          For                            For
       C. P. CAZALOT, JR.                                        Mgmt          For                            For
       MARCEL R. COUTU                                           Mgmt          For                            For
       GREGORY L. EBEL                                           Mgmt          For                            For
       J. HERB ENGLAND                                           Mgmt          For                            For
       CHARLES W. FISCHER                                        Mgmt          For                            For
       V. M. KEMPSTON DARKES                                     Mgmt          For                            For
       MICHAEL MCSHANE                                           Mgmt          For                            For
       AL MONACO                                                 Mgmt          For                            For
       MICHAEL E.J. PHELPS                                       Mgmt          For                            For
       DAN C. TUTCHER                                            Mgmt          For                            For
       CATHERINE L. WILLIAMS                                     Mgmt          For                            For

2      APPOINT PRICEWATERHOUSECOOPERS LLP AS                     Mgmt          For                            For
       AUDITORS AT REMUNERATION TO BE FIXED BY THE
       BOARD OF DIRECTORS.

3      ADVISORY VOTE TO APPROVE COMPENSATION OF                  Mgmt          For                            For
       NAMED EXECUTIVE OFFICERS.

4      ADVISORY VOTE ON THE FREQUENCY OF SAY ON                  Mgmt          1 Year                         For
       PAY VOTES.




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V567
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FGZXX
            ISIN:  US31846V5672
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Victoria J. Herget                                        Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       James M. Wade                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  934748990
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Richard D. Kinder                   Mgmt          For                            For

1b.    Election of Director: Steven J. Kean                      Mgmt          For                            For

1c.    Election of Director: Kimberly A. Dang                    Mgmt          For                            For

1d.    Election of Director: Ted A. Gardner                      Mgmt          For                            For

1e.    Election of Director: Anthony W. Hall, Jr.                Mgmt          For                            For

1f.    Election of Director: Gary L. Hultquist                   Mgmt          For                            For

1g.    Election of Director: Ronald L. Kuehn, Jr.                Mgmt          For                            For

1h.    Election of Director: Deborah A. Macdonald                Mgmt          For                            For

1i.    Election of Director: Michael C. Morgan                   Mgmt          For                            For

1j.    Election of Director: Arthur C.                           Mgmt          For                            For
       Reichstetter

1k.    Election of Director: Fayez Sarofim                       Mgmt          For                            For

1l.    Election of Director: C. Park Shaper                      Mgmt          For                            For

1m.    Election of Director: William A. Smith                    Mgmt          For                            For

1n.    Election of Director: Joel V. Staff                       Mgmt          For                            For

1o.    Election of Director: Robert F. Vagt                      Mgmt          For                            For

1p.    Election of Director: Perry M. Waughtal                   Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the Proxy
       Statement

4.     Frequency with which we will hold an                      Mgmt          3 Years                        For
       advisory vote on the compensation of our
       named executive officers

5.     Stockholder proposal relating to a report                 Shr           Against                        For
       on methane emissions

6.     Stockholder proposal relating to an annual                Shr           Against                        For
       sustainability report

7.     Stockholder proposal relating to an                       Shr           Against                        For
       assessment of the long-term portfolio
       impacts of scenarios consistent with global
       climate change policies




--------------------------------------------------------------------------------------------------------------------------
 MARATHON PETROLEUM CORPORATION                                                              Agenda Number:  934740475
--------------------------------------------------------------------------------------------------------------------------
        Security:  56585A102
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2018
          Ticker:  MPC
            ISIN:  US56585A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Director: Abdulaziz F.                Mgmt          For                            For
       Alkhayyal

1b.    Election of Class I Director: Donna A.                    Mgmt          For                            For
       James

1c.    Election of Class I Director: James E. Rohr               Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the company's
       independent auditor for 2018.

3.     Aproval, on an advisory basis, of the                     Mgmt          For                            For
       company's named executive officer
       compensation.

4.     Recommendation, on an advisory basis, of                  Mgmt          1 Year                         For
       the frequency of advisory votes on named
       executive officer compensation.

5.     Approval of amendments to the company's                   Mgmt          For                            For
       Restated Certificate of Incorporation to
       eliminate the supermajority voting
       requirement applicable to bylaw amendments.

6.     Approval of amendments to the company's                   Mgmt          For                            For
       Restated Certificate of Incorporation to
       eliminate the supermajority voting
       requirements applicable to certificate
       amendments and the removal of directors.

7.     Shareholder proposal seeking alternative                  Shr           Against                        For
       shareholder right to call a special meeting
       provision.




--------------------------------------------------------------------------------------------------------------------------
 NEXTERA ENERGY PARTNERS, LP                                                                 Agenda Number:  934696696
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341B106
    Meeting Type:  Annual
    Meeting Date:  21-Dec-2017
          Ticker:  NEP
            ISIN:  US65341B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SUSAN D. AUSTIN                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: PETER H. KIND                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JAMES L. ROBO                       Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JAMES N. SUCIU                      Mgmt          For                            For

2.     RATIFICATION OF APPOINTMENT OF DELOITTE &                 Mgmt          For                            For
       TOUCHE LLP AS NEXTERA ENERGY PARTNERS'
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2017

3.     APPROVAL, BY NON-BINDING ADVISORY VOTE, OF                Mgmt          For                            For
       NEXTERA ENERGY PARTNERS' COMPENSATION OF
       ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED
       IN THE PROXY STATEMENT

4.     NON-BINDING ADVISORY VOTE ON THE FREQUENCY                Mgmt          1 Year                         Against
       OF FUTURE UNITHOLDER NON-BINDING ADVISORY
       VOTES ON THE COMPENSATION OF NEXTERA ENERGY
       PARTNERS' NAMED EXECUTIVE OFFICERS




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  934782536
--------------------------------------------------------------------------------------------------------------------------
        Security:  682680103
    Meeting Type:  Annual
    Meeting Date:  23-May-2018
          Ticker:  OKE
            ISIN:  US6826801036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of director: Brian L. Derksen                    Mgmt          For                            For

1B.    Election of director: Julie H. Edwards                    Mgmt          For                            For

1C.    Election of director: John W. Gibson                      Mgmt          For                            For

1D.    Election of director: Randall J. Larson                   Mgmt          For                            For

1E.    Election of director: Steven J. Malcolm                   Mgmt          For                            For

1F.    Election of director: Jim W. Mogg                         Mgmt          For                            For

1G.    Election of director: Pattye L. Moore                     Mgmt          For                            For

1H.    Election of director: Gary D. Parker                      Mgmt          For                            For

1I.    Election of director: Eduardo A. Rodriguez                Mgmt          For                            For

1J.    Election of director: Terry K. Spencer                    Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm of ONEOK, Inc. for the year ending
       December 31, 2018.

3.     Approve the ONEOK, Inc. Equity Incentive                  Mgmt          For                            For
       Plan.

4.     An advisory vote to approve ONEOK, Inc.'s                 Mgmt          For                            For
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 PHILLIPS 66                                                                                 Agenda Number:  934744067
--------------------------------------------------------------------------------------------------------------------------
        Security:  718546104
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  PSX
            ISIN:  US7185461040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of director: J. Brian Ferguson                   Mgmt          For                            For

1b.    Election of director: Harold W. McGraw III                Mgmt          For                            For

1c.    Election of director: Victoria J. Tschinkel               Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for fiscal year
       2018.

3.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve, on an advisory (non-binding)
       basis, the compensation of our Named
       Executive Officers.

4.     To consider and vote on a proposal to amend               Mgmt          For                            For
       the Certificate of Incorporation to
       declassify the Board of Directors over the
       next three years.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS GP HOLDINGS, L.P.                                                                    Agenda Number:  934772321
--------------------------------------------------------------------------------------------------------------------------
        Security:  72651A207
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  PAGP
            ISIN:  US72651A2078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bobby S. Shackouls                                        Mgmt          For                            For
       Christopher M. Temple                                     Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.

4.     Non-binding advisory vote on the frequency                Mgmt          1 Year                         For
       with which future advisory votes to approve
       our named executive officer compensation
       should be held.




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  934791496
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald A. Ballschmiede                                    Mgmt          For                            For
       Sarah M. Barpoulis                                        Mgmt          For                            For
       Carlin G. Conner                                          Mgmt          For                            For
       Karl F. Kurz                                              Mgmt          For                            For
       James H. Lytal                                            Mgmt          For                            For
       William J. McAdam                                         Mgmt          For                            For
       Thomas R. McDaniel                                        Mgmt          For                            For

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of the company's
       named executive officers.

3.     Ratification of Grant Thornton LLP as                     Mgmt          For                            For
       independent registered public accounting
       firm for 2018.

4.     To approve an amendment to the company's                  Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation, as amended, to increase the
       number of authorized shares of Class A
       Common Stock.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934775579
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  24-May-2018
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Robert B. Evans                     Mgmt          For                            For

1.2    Election of Director: Joe Bob Perkins                     Mgmt          For                            For

1.3    Election of Director: Ershel C. Redd Jr.                  Mgmt          For                            For

2.     Ratification of Selection of Independent                  Mgmt          For                            For
       Accountants

3.     Advisory Vote to Approve Executive                        Mgmt          For                            For
       Compensation




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934785265
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  10-May-2018
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1b.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1c.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1d.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1e.    Election of Director: Kathleen B. Cooper                  Mgmt          For                            For

1f.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1g.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1h.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1i.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1j.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2018.

3.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the company's executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 TRANSCANADA CORPORATION                                                                     Agenda Number:  934751288
--------------------------------------------------------------------------------------------------------------------------
        Security:  89353D107
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2018
          Ticker:  TRP
            ISIN:  CA89353D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       KEVIN E. BENSON                                           Mgmt          For                            For
       STEPHAN CRETIER                                           Mgmt          For                            For
       RUSSELL K. GIRLING                                        Mgmt          For                            For
       S. BARRY JACKSON                                          Mgmt          For                            For
       JOHN E. LOWE                                              Mgmt          For                            For
       PAULA ROSPUT REYNOLDS                                     Mgmt          For                            For
       MARY PAT SALOMONE                                         Mgmt          For                            For
       INDIRA V. SAMARASEKERA                                    Mgmt          For                            For
       D. MICHAEL G. STEWART                                     Mgmt          For                            For
       SIIM A. VANASELJA                                         Mgmt          For                            For
       THIERRY VANDAL                                            Mgmt          For                            For

2      RESOLUTION TO APPOINT KPMG LLP, CHARTERED                 Mgmt          For                            For
       PROFESSIONAL ACCOUNTANTS AS AUDITORS AND
       AUTHORIZE THE DIRECTORS TO FIX THEIR
       REMUNERATION.

3      RESOLUTION TO ACCEPT TRANSCANADA'S APPROACH               Mgmt          For                            For
       TO EXECUTIVE COMPENSATION, AS DESCRIBED IN
       THE MANAGEMENT INFORMATION CIRCULAR.

4      RESOLUTION TO CONSIDER THE SHAREHOLDER                    Shr           For                            For
       PROPOSAL REGARDING CLIMATE CHANGE
       DISCLOSURE, AS SET FORTH IN SCHEDULE A OF
       THE MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN GAS PARTNERS, LP                                                                    Agenda Number:  934678903
--------------------------------------------------------------------------------------------------------------------------
        Security:  958254104
    Meeting Type:  Special
    Meeting Date:  17-Oct-2017
          Ticker:  WES
            ISIN:  US9582541044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE THE WESTERN GAS PARTNERS, LP                   Mgmt          For                            For
       2017 LONG-TERM INCENTIVE PLAN (THE LTIP
       PROPOSAL)

2.     TO APPROVE THE ADJOURNMENT OF THE SPECIAL                 Mgmt          For                            For
       MEETING TO A LATER DATE OR DATES, IF
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IN THE EVENT THERE ARE
       NOT SUFFICIENT VOTES AT THE TIME OF THE
       SPECIAL MEETING TO APPROVE THE LTIP
       PROPOSAL



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cushing Mutual Funds Trust
By (Signature)       /s/ Jerry V Swank
Name                 Jerry V Swank
Title                President
Date                 08/08/2018